SCHEDULE OF LEASE EXPENSE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Leases
Operating lease cost	¥ 1,230	¥ 651	¥ 3,249
Short-term lease cost
Lease cost	1,230	651	3,249
Operating cash outflow from operating leases	¥ 1,230	¥ 651	¥ 4,151
Weighted average remaining lease term (years)	1 year 3 months 18 days	2 years 2 months 12 days
Weighted average discount rate	3.45%	3.45%